Other Receivables & Other Payables	12 Months Ended
Dec. 31, 2017
Other Receivables And Other Payables [Abstract]
OTHER RECEIVABLES & OTHER PAYABLES
10.	OTHER RECEIVABLES & OTHER PAYABLES

The Company, in its capacity as an import agent, collects payments from its customers that are remitted to their suppliers. Due to foreign exchange control in China, the Company is only allowed to remit limited amount of such funds to the suppliers each year.

As of December 31, 2017, and 2016, the collectible balances from customers or its designee amounted to $5,897,450 while the amounts payable to their suppliers amounted to $5,814,883, respectively.